Loans Receivable and Allowance for Loan Losses (Composition of Loans Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 714,105	$ 560,251
Deferred fees, net	(216)	(326)
Total loans receivable	713,889	559,925
Allowance for loan losses	(6,463)	(7,298)	$ (5,875)	$ (5,708)
Net loans receivable	$ 707,426	$ 552,627
Percent of Loans	100.00%	100.00%
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 237,177	$ 161,820
Allowance for loan losses	$ (1,092)	$ (1,069)	(1,323)	(1,441)
Percent of Loans	33.20%	28.90%
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 320,187	$ 279,123
Allowance for loan losses	$ (4,623)	$ (5,506)	(3,890)	(3,025)
Percent of Loans	44.80%	49.80%
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 19,709	$ 18,987
Allowance for loan losses	$ (78)	$ (90)	(222)	(898)
Percent of Loans	2.80%	3.40%
Commercial, financial and agricultural loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 85,508	$ 71,090
Allowance for loan losses	$ (307)	$ (397)	(256)	(184)
Percent of Loans	12.00%	12.70%
Consumer loans to individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 51,524	$ 29,231
Allowance for loan losses	$ (363)	$ (236)	$ (184)	$ (160)
Percent of Loans	7.20%	5.20%